Derivative Instruments - Impact on Balance Sheet (Details 1a) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	$ 1,392,372,000,000	$ 1,529,412,000,000
Derivative receivables netting adjustment	(1,314,989,000,000)	(1,448,931,000,000)
Fair value related to derivative payables	1,347,276,000,000	1,485,109,000,000
Derivative payables netting adjustment	(1,283,608,000,000)	(1,415,890,000,000)
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Trading assets
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Carrying value of derivative trading assets	77,383,000,000	80,481,000,000
Trading liabilities
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Carrying value of derivative trading liabilities	63,668,000,000	69,219,000,000
Other borrowed funds | Designated as Hedging Instrument [Member]
Derivatives Excluded From Trading Assets and Trading Liabilities [Abstract]
Commodity derivatives used as fair value hedging instruments		1,000,000,000
Foreign exchange | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	154,697,000,000	165,240,000,000
Fair value related to derivative payables	151,498,000,000	163,671,000,000
Equity | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	47,054,000,000	43,633,000,000
Fair value related to derivative payables	46,642,000,000	46,399,000,000
Credit derivatives | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	129,022,000,000	129,729,000,000
Fair value related to derivative payables	125,474,000,000	125,061,000,000
Commodity | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	57,717,000,000	59,573,000,000
Fair value related to derivative payables	56,582,000,000	56,397,000,000
Interest rate contract | Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	994,157,000,000	1,121,703,000,000
Fair value related to derivative payables	962,219,000,000	1,089,604,000,000
Not Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	1,382,647,000,000	1,519,878,000,000
Fair value related to derivative payables	1,342,415,000,000	1,481,132,000,000
Foreign exchange | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	3,663,000,000	3,231,000,000
Fair value related to derivative payables	1,777,000,000	1,059,000,000
Equity | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	0	0
Fair value related to derivative payables	0	0
Credit derivatives | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	0	0
Fair value related to derivative payables	0	0
Commodity | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	315,000,000	24,000,000
Fair value related to derivative payables	1,732,000,000	2,078,000,000
Interest rate contract | Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	5,747,000,000	6,279,000,000
Fair value related to derivative payables	1,352,000,000	840,000,000
Designated as Hedging Instrument [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	9,725,000,000	9,534,000,000
Fair value related to derivative payables	4,861,000,000	3,977,000,000
Designated as Hedging Instrument [Member] | Foreign currency-denominated debt [Member]
Derivatives Excluded From Trading Assets and Trading Liabilities [Abstract]
Foreign currency-denominated debt	15,000,000	21,000,000
Interest rate contract
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	999,904,000,000	1,127,982,000,000
Fair value related to derivative payables	963,571,000,000	1,090,444,000,000
Carrying value of derivative trading assets	32,911,000,000	32,555,000,000
Carrying value of derivative trading liabilities	17,306,000,000	20,387,000,000
Credit derivatives
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	129,022,000,000	129,729,000,000
Fair value related to derivative payables	125,474,000,000	125,061,000,000
Carrying value of derivative trading assets	6,198,000,000	7,725,000,000
Carrying value of derivative trading liabilities	4,878,000,000	5,138,000,000
Foreign exchange
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	158,360,000,000	168,471,000,000
Fair value related to derivative payables	153,275,000,000	164,730,000,000
Carrying value of derivative trading assets	19,898,000,000	25,858,000,000
Carrying value of derivative trading liabilities	19,015,000,000	25,015,000,000
Equity
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	47,054,000,000	43,633,000,000
Fair value related to derivative payables	46,642,000,000	46,399,000,000
Carrying value of derivative trading assets	7,084,000,000	4,204,000,000
Carrying value of derivative trading liabilities	11,430,000,000	10,450,000,000
Commodity
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Fair value related to derivative receivables	58,032,000,000	59,597,000,000
Fair value related to derivative payables	58,314,000,000	58,475,000,000
Carrying value of derivative trading assets	11,292,000,000	10,139,000,000
Carrying value of derivative trading liabilities	$ 11,039,000,000	$ 8,229,000,000